Ordinary Shares (Details) $ in Thousands			6 Months Ended
	Jun. 30, 2021 USD ($) Vote shares	Apr. 14, 2021 USD ($) shares	Jun. 30, 2021 USD ($) Vote shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 shares
Ordinary shares, authorized (in shares) | shares	1,500,000,000		1,500,000,000		1,500,000,000
Gross proceeds from issuance of shares			$ 634,909	$ 118,341
Issuance costs			$ 19,985	$ 7,863
Votes per ordinary share | Vote	1		1
Ordinary Shares
Number of ordinary shares issued | shares		16,393,445
Gross proceeds from issuance of shares		$ 100,000
Issuance costs		$ 100
Ordinary Shares | Public offering
Number of ordinary shares issued | shares	104,000,000
Gross proceeds from issuance of shares	$ 534,700
Issuance costs	$ 26,900